Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 04, 2018
Registrant Name	Series Portfolios Trust
Central Index Key	0001650149
Amendment Flag	false
Document Creation Date	Jan. 04, 2018
Document Effective Date	Jan. 04, 2018
Prospectus Date	Jan. 31, 2017
Heitman US Real Estate Securities Fund | Investor Class
Prospectus:
Trading Symbol	HTMNX
Heitman US Real Estate Securities Fund | Institutional Class
Prospectus:
Trading Symbol	HTMIX